SHARE CAPITAL (Narrative) (Details)				1 Months Ended										3 Months Ended	7 Months Ended	12 Months Ended
	Jul. 02, 2018 USD ($) $ / shares shares	Jan. 10, 2018 USD ($) shares	Apr. 06, 2017 USD ($) shares	Jul. 26, 2018 USD ($) shares	Jan. 30, 2018 USD ($) shares	Dec. 27, 2017 USD ($) shares	Nov. 23, 2017 USD ($) shares	Nov. 15, 2017 USD ($) shares	Jun. 27, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 27, 2017 USD ($) shares	Aug. 31, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2017 shares $ / shares ₪ / shares	Nov. 30, 2016 USD ($) shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2012 shares	Dec. 31, 2018 ₪ / shares	Mar. 31, 2017 ₪ / shares	Nov. 30, 2016 ₪ / shares	Mar. 17, 2013 ₪ / shares
Disclosure of classes of share capital [line items]
Stock split																1-for-130	($908.78 prior to IPO split, of 1 for 130
Number of shares issued														4,490,720		11,459,780
Proceeds from issuance of ordinary shares, net | $																$ 9,624,000
Par value per share | ₪ / shares														₪ 0.0000769						₪ 0.0000769			₪ 0.0000769
Options granted to purchase ordinary shares																143,000	1,944,670	214,630
Exercise price | $																	$ 6.39	$ 3.63
Remaining unrecognized compensation expense | $																$ 1,123
Reserved ordinary shares																1,371,398
Option forfeited																718,120	36,270
Intrinsic value | $																$ 181,000
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Amount of new funds to be received by Company upon triggering event | $											$ 10,000,000
Top of range [Member]
Disclosure of classes of share capital [line items]
Amount of new funds to be received by Company upon triggering event | $											$ 10,000,000
Certain Consultant [Member]
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares																					₪ 0.0000769	₪ 0.0000769
Options granted to purchase ordinary shares					32,500		13,000			1,560					3,120
Exercise price | $					$ 2.107		$ 6.308
Options vesting description					The options vested immediately.		The options shall vest immediately.			The options shall vest immediately.					The options vested immediately
Fair value of options | $					$ 138,000		$ 38,000			$ 12,000					$ 24,000
Certain Director [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares			147,290										147,290
Exercise price | $			$ 7.538										$ 3.68
Options vesting description			1/3 of the options are vested on the grant date, 1/3 of the options shall vest on September 21, 2017 and the remaining shall vest on September 21, 2018.										1/3 of the options vested on April 29, 2016, 1/3 of the options shall vest on July 29, 2017 and the remaining shall vest on July 29, 2018.
Fair value of options | $			$ 574,000										$ 827,000
CEO, COO and CFO [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares								591,500
Exercise price | $								$ 6.308
Options vesting description								The options will vest in 4 years in sixteen equal quarterly instalments.
Fair value of options | $								$ 2,338,000
Certain Employees [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares						76,180						64,220
Exercise price | $						$ 6.308						$ 3.68
Options vesting description						The options vest over 4 years from the date of grant; 1/4 vest on the first anniversary of the date of grant and the remaining vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.						The options vest over 4 years from the date of grant; 1/4 vest on the first anniversary of the date of grant and the remaining vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Fair value of options | $						$ 295,000						$ 362,000
Mr. Luke Beshar [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares											906,100			6,970
Exercise price | $											$ 6.308
Options vesting description											The Options will vest in 36 equal monthly installments over a period of 36 months, commencing the date of service provision, and are subject to acceleration under certain circumstances as described in the service agreement.
Fair value of options | $											$ 4,814,000
Percentage of options granted to purchase ordinary shares											6.50%
Option forfeited									453,050
Reversal of expense recognized in General and Administrative expense due to forfeiture of options | $									$ 1,326,000
Dr. Graceau [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares											209,040			1,608
Exercise price | $											$ 6.308
Percentage of options granted to purchase ordinary shares											1.50%
Dr. Eric Lang [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares		110,500
Exercise price | $		$ 6.308
Options vesting description		The options vest over 4 years from the date of grant; 1/4 vest on the date of grant and the remaining vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Fair value of options | $		$ 420,000
2012 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Convertible loan converted into ordinary shares																622,180			622,180
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,400,000
IPO [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	10,000
Warrants issued to purchase shares	70,000
Stock issuance costs | $	$ 255,000
Exercise price of warrants | $ / shares	$ 8.8
Fair value of warrants | $	$ 66,500
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,400,000
Warrants issued to purchase shares																1,400,000
Exercise price of warrants | $ / shares																$ 8.4
Conversion into ordinary shares																700,000
Warrants [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase shares																105,000
Warrants converted into ordinary shares				105,000
Proceeds from issuance of ordinary shares, net | $				$ 2,100
Options granted to purchase ordinary shares																210,000
Warrants granted to purchase ordinary shares				210,000
Fair value of warrants | $				$ 172,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase shares	700,000
Proceeds from issuance of ordinary shares, net | $	$ 9,600,000
Proceeds from issuance of ordinary shares, gross | $	11,200,000
Underwriters fee | $	900,000
Other issuance costs | $	$ 700,000
Public offering price per unit | $ / shares	$ 8.0
Number of ordinary shares that can be purchased through each tradeable warrant	0.5
Ordinary shares [member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares																210,000
Series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase shares																332,020
Conversion into ordinary shares																1,328,860
Series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																387,530
Series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase shares																14,283
Exercise price of warrants | $ / shares														₪ 908.78
Conversion into ordinary shares																1,856,790
Series B-1 preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																1,719,770
Warrants to series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																343,200
Warrants to series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																85,931
Warrants to series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																756,340
Warrants to series B-1 preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																467,220